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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 Form 13F-HR/A

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30,  2005
                                               --------------

Check here if Amendment [  x  ]; Amendment Number:   3
                                                  -------
This Amendment (Check only one.):     [   ]  is a restatement.
                                      [ x ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Milton Arbitrage Partners LLC
Address:      115 East Putnam Avenue
              Greenwich, CT 06830


Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck II
Title:   Managing Member
Phone:   (203) 629-7500

Signature, Place, and Date of Signing:

     /s/ James E. Buck II        Greenwich, Connecticut        February 27, 2006
     --------------------        ----------------------        -----------------
         [Signature]                  [City, State]                  [Date]

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED 8/15/2005
PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL
TREATMENT HAS EXPIRED.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

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

Report Summary:

Number of Other Included Managers:                   0
                                           -----------
Form 13F Information Table Entry Total:              8
                                           -----------
Form 13F Information Table Value Total:       $ 64,180
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                                           (thousands)
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List of Other Included Managers:

None


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                   FORM 13F INFORMATION TABLE (JUNE 30, 2005)

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
             COLUMN 1      COLUMN 2         COLUMN 3    COLUMN 4            COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
                                                                                                                   VOTING AUTHORITY
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NAME OF ISSUER             TITLE OF CLASS   CUSIP       VALUE    SHRS OR PRN  SH/ PRN PUT/  INVESTMENT  OTHER      SOLE  SHARED NONE
                                                        (X1000)  AMOUNT               CALL  DISCRETION  MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
AUGUST TECH CP CO STK      COMMON STOCK     05106U105     542    46,500       SH              SOLE                46,500     0     0
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COMMERCIAL FED CORP COM    COMMON STOCK     201647104   3,422   101,600       SH              SOLE               101,600     0     0
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GILLETTE CO COM            OPTIONS - CALLS  3757660HJ   2,532    50,000       SH      CALL    SOLE                50,000     0     0
------------------------------------------------------------------------------------------------------------------------------------
MBNA CORP COM              COMMON STOCK     55262L100   9,156   350,000       SH              SOLE               350,000     0     0
------------------------------------------------------------------------------------------------------------------------------------
PREMCOR INC Com            COMMON STOCK     74045Q104  26,913   362,800       SH              SOLE               362,800     0     0
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PROVIDIAN FINL CORP COM    COMMON STOCK     74406A102  15,532   881,000       SH              SOLE               881,000     0     0
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RENAL CARE GROUP INC COM   COMMON STOCK     759930100   1,475    32,000       SH              SOLE                32,000     0     0
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TELESYSTEM INTL            COMMON STOCK     879946606   4,608   295,000       SH              SOLE               295,000     0     0
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                                                       64,180
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